LOANS RECEIVABLE Q - Schedule of Collateral Payable Associated With Loans Receivable, Current (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with loans receivable, current and non-current	$ 689,430	$ 620,633
Collateral payable — Digital assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with loans receivable, current and non-current	689,136	620,633
Collateral payable — Cash
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with loans receivable, current and non-current	$ 294	$ 0